Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with Jiachen Information Technology (Shanghai) Co., Ltd., an affiliate of Mr. Ye Zaichang, to transfer the total equity of Shengda Group at a nominal consideration of RMB1 due to the net liability position of Shengda Group as of the transfer date, and the transfer was accounted for as a capital transaction. At the same time, China Auto Market Group Limited., subsidiary of the Group, transferred its 25% equity interest of Shanghai Financial Leasing and Shenglian Finance Leasing (Tianjin) Co., Ltd, subsidiaries of Shengda Group, to a then related party YSY GROUP LIMITED (“YSY”), which at the time was an affiliate of Mr. Ye Zaichang, with the consideration of RMB1. YSY is currently 100% controlled by ASTS Holdings limited (“ASTS”), a British Virgin Islands incorporated company. The address of ASTS is Intershore Chambers, Road Town, Tortola, British Virgin Islands. ASTS is 100% controlled by Mr. Li Qin, a Hong Kong citizen. The agreements have been approved by an independent committee of the Group’s Board of Directors and the disposal transaction was completed as of March 1, 2022.

As the business of Shengda Group and its subsidiaries represents a separate major line of business of the Group as of the held-for-sale date, which is in December 2021, the disposition was considered as a strategic shift that had a major effect on operations and financial results of the Group. The Group disclosed the results of the business of Shengda Group and its subsidiaries as discontinued operations. As the disposal of Shengda Group was under common control, the Group recognized additional paid-in capital of $21,874 and non-controlling interest of $2,168 on deconsolidation, which was equal to the difference on the deconsolidation date between: (i) the aggregate of (a) the consideration received, (b) the carrying amount of non-controlling interest in Shengda Group, less (ii) the carrying amount of Shengda Group’s assets and liabilities. No gain or loss was recorded as the result of the disposal.

The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:

	For the Six Months Ended June 30,
	2022*	2023
Interest income	$147	$-
Interest cost and operating expenses	(1,177)	-
Loss from discontinued operations before income tax	(1,030)	-
Income tax expense	(1)	-
Net Loss from discontinued operations, net	$(1,031)	$-

*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.